Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 GBP (£) component segment	Dec. 31, 2020 GBP (£)
Revenue from contracts with customers
Number of material segments | segment			1
Number of main components of revenue | component			3
Revenue from contracts with customers	£ 185,440	£ 172,850	£ 311,901	£ 281,822
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	64,408	62,612	128,773	122,314
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	35,215	37,780	71,484	74,286
Retail, merchandising, apparel & product licensing
Revenue from contracts with customers
Revenue from contracts with customers	29,193	24,832	57,289	48,028
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	86,413	108,704	129,755	156,302
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	46,383	51,706	69,262	87,989
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	38,266	55,421	56,813	65,054
Other
Revenue from contracts with customers
Revenue from contracts with customers	1,764	1,577	3,680	3,259
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 34,619	£ 1,534	£ 53,373	£ 3,206